Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Schedule of Net Gain (Loss) on Foreign Exchange Contracts

The location and amount of the net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments was recorded as follows:

	Three Months Ended
	December 27, 2013	December 28, 2012
Cost of sales	$(0.2)	$(0.9)
Selling, general and administrative	—	1.1
Other (expense) income, net	4.2	—

	$4.0	$0.2

The location and amount of the net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments was recorded as follows:

	Fiscal Year
	2013	2012	2011
Cost of sales	$2.2	$(0.3)	$(3.7)
Selling, general and administrative	—	0.1	0.1
Other income, net	8.3	—	—

	$10.5	$(0.2)	$(3.6)

Schedule of Fair Value of Foreign Exchange Contracts

The fair value of foreign exchange forward and option contracts were included in the following captions of our unaudited condensed consolidated balance sheets at the end of each period:

	December 27, 2013	September 27, 2013
Prepaid expenses and other current assets	$1.9	$0.9
Accrued and other current liabilities	0.3	1.4

The fair value of foreign exchange forward contracts are included in the following captions of our consolidated and combined balance sheets at the end of each period:

	September 27, 2013	September 28, 2012
Prepaid expenses and other current assets	$0.9	$—
Accrued and other current liabilities	1.4	—

Schedule of Net Losses on Gas Commodity Swap Contracts	The amounts of the net losses on these contracts recorded during the three months ended December 28, 2012 were as follows:

Cost of sales	$0.1
Selling, general and administrative	0.3

$0.4

behalf of the Company, which were accounted for as cash flow hedges. The amounts of the net losses on these contracts were recorded as follows:

	Fiscal Year
	2013	2012	2011
Cost of sales	$0.3	$0.9	$0.8
Selling, general and administrative	0.8	2.3	2.4

	$1.1	$3.2	$3.2